Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
16. Related Party Transactions
In connection with the Business Combination, we entered into a number of agreements with
H-D
to govern the Separation and provide a framework for the relationship between the parties going forward pursuant to which we and/or
H-D
have continuing obligations to each other. All transactions with
H-D
subsequent to the Business Combination are considered related party transactions. Agreements that the Company entered into in connection with the Separation include:
Transition Services Agreement
On September 26, 2022, we entered into a Transition Services Agreement with
H-D
(the “Transition Services Agreement”) pursuant to which
H-D
provides to us various services and support on a transitional basis to allow LiveWire to develop the capability to support ourselves or to engage a third-party provider to provide those services and support.
The charges for the services are on a cost-plus basis (with a mark-up
to reflect the management and administrative cost of providing the services). The services generally commenced on the date of the Separation and are intended to terminate between six and twelve months of the date of the Separation. We generally have the ability to (i) extend the term that a service is provided for by up to six months, subject to a maximum aggregate service term of 18 months; and (ii) terminate any or all services early subject to a
45-day
notice period.
H-D
has the right to terminate the Transition Services Agreement for our non-payment
of charges.

Master Services Agreement
On September 26, 2022, we entered into a Master Services Agreement with
H-D
(the “Master Services Agreement”) pursuant to which
H-D
provides us with certain services that we do not yet have the capability to perform for ourselves, including services related to testing and development, product regulatory support, color materials, finishes, paint and graphics, technical publication, application support and maintenance, service desk support, warehousing support, and safety investigation, as we may request from time to time. The Master Services Agreement which contemplates that each of the services is set forth in a separate, mutually agreed upon statement of work. The Master Services Agreement has an initial term of seven years and will be renewable upon mutual agreement. The Master Services Agreement or any statement of work may be terminated by either party upon the other party’s material, uncured breach.
H-D
may also terminate the agreement upon LiveWire’s change of control or, at the end of a calendar year, in the event that LiveWire failed to engage
H-D
to manufacture at least forty percent of LiveWire’s production during that calendar year. The charges for the services are on a cost-plus basis (with a mark-up
to reflect the management and administrative cost of providing the services).
Contract Manufacturing Agreement
On September 26, 2022, we entered into a Contract Manufacturing Agreement with
H-D
(the “Contract Manufacturing Agreement”) pursuant to which
H-D
provides contract manufacturing and procurement services to us for the products in our LiveWire platform, as well as future anticipated platforms.
H-D
is our exclusive manufacturer for these platforms for five years from the date that
H-D
begins manufacturing the relevant platform (and five years from the Separation for the LiveWire platform). Following this exclusivity period, we may terminate the agreement for one or more products within the relevant platform upon two years’ notice, subject to payment of certain termination charges (which are intended to compensate
H-D
for its capital investment and other sunken costs). The Contract Manufacturing Agreement may also be terminated, in whole or part, by either party upon the other party’s material, uncured breach, inability to perform its obligations for more than six months due to a force majeure event, bankruptcy or insolvency, or change of control.
Beginning for calendar year 2024, LiveWire will be subject to a minimum annual volume commitment for each product and pay a deficit fee for failure to meet the minimum under the Contract Manufacturing Agreement. The products that
H-D
manufactures for us are priced on a cost-plus basis, with a
mark-up
on
H-D’s
cost for manufacturing the relevant product. An operational committee consisting of designated employees of each party will meet quarterly for administrative purposes, including for the review of changes to pricing, minimum volumes and other terms.
H-D
will procure, on our behalf, equipment and materials that are used in both
H-D’s
and our products, and we will procure all other equipment and materials, as well as tooling, needed to manufacture the products.
During the period subsequent to the Business Combination, the Company purchased $1,935 thousand of inventory from
H-D,
all of which was payable as of December 31, 2022.
Joint Development Agreement
On September 26, 2022 we entered into a Joint Development Agreement with
H-D
(the “Joint Development Agreement”) pursuant to which the parties may agree to engage in joint development projects, which would be set forth in one or more mutually agreed project work statements. The Joint Development Agreement remains in effect until we and
H-D
mutually agree to terminate it and can be terminated earlier by either party upon the other party’s material, uncured breach.
Under the Joint Development Agreement,
H-D
is required to notify us of any development projects for
H-D’s
business that are primarily related to electric vehicles, and we have the right to make a proposal with respect to the joint development of such a project. The parties will discuss in good faith whether or not it is beneficial for the parties to enter into a joint development project with respect to such project. If
H-D
engages in any development projects that are primarily related to electric vehicles and fails to consult with us so that we can make a proposal with respect such potential project, then the intellectual property developed pursuant to such
H-D
development project will be owned and licensed in accordance with the default intellectual property terms of the agreement (described below). Unless we and
H-D
agree otherwise for a particular project, each party bears its own costs and expenses in connection with each project under the Joint Development agreement.
Unless otherwise mutually agreed for a particular project under the Joint Development Agreement, we own project intellectual property relating exclusively to electric vehicles and
H-D
owns all other project intellectual property. Each party is granted a perpetual license to use the project intellectual property in connection with that party’s products, which, for us, are limited to two-,
three- or four-wheeled electric vehicles, related parts and accessories and electric vehicle systems.
Tax Matters Agreement
On September 26, 2022, LiveWire entered into a Tax Matters Agreement with
H-D
(the “Tax Matters Agreement”). The Tax Matters Agreement sets forth the principles and responsibilities regarding the allocation of taxes, adjustments with respect to taxes, preparation of tax returns, tax audits and certain other tax matters that affect LiveWire and
H-D
in the event LiveWire or any of its subsidiaries become members of any of
H-D’s
consolidated, combined, unitary and other similar groups for federal, state or local income tax purposes (or LiveWire has certain income, gain, loss and deduction included in the tax returns of such groups). LiveWire and its subsidiaries are currently members of
H-D’s
consolidated, combined, unitary and other similar groups for federal, state and local income tax purposes.
With respect to U.S. federal income tax returns for any taxable period in which LiveWire (or any of its subsidiaries) are included in
H-D’s
consolidated group for U.S. federal income tax purposes, the amount of taxes to be paid by us is generally determined, subject to certain adjustments, as if LiveWire and each of its subsidiaries filed its own separate consolidated federal income tax return (LiveWire’s “separate federal tax liability”). With respect to state and local income tax returns for any taxable period in which LiveWire or any of its subsidiaries are included in
H-D’s
combined, consolidated or unitary group for state or local income tax purposes, the amount of taxes to be paid by LiveWire is determined, subject to certain adjustments using principles analogous to the principles used to compute LiveWire’s separate federal tax liability, as if LiveWire and each of its subsidiaries included in such combined, consolidated or unitary group filed its own combined, consolidated or unitary group state or local income tax return.
LiveWire’s inclusion in
H-D’s
consolidated group may result in
H-D
utilizing certain tax attributes that LiveWire generates, including net operating losses, and LiveWire will receive no compensation from
H-D
for the use of such attributes.
The Tax Matters Agreement applies as of the closing of the Business Combination, which is the date that
H-D’s
ownership of LiveWire met the applicable minimum threshold required to file either a combined return or a consolidated return and will remain in effect unless the parties agree in writing to terminate the agreement. Notwithstanding any termination of the Tax Matters Agreement, the agreement will continue in effect with respect to any payment or indemnification due for all taxable periods prior to the termination during which the Tax Matters Agreement was in effect.

Related Party Sales and Purchases in the Ordinary Course of Business
Transactions Associated with Service Agreements with
H-D
For the period subsequent to the Business Combination, there were $3,485 thousand in expenses associated with services rendered in conjunction with the various service agreements with
H-D
identified above, which are presented within Selling, administrative and engineering on the Consolidated statements of operations and comprehensive loss. As of December 31, 2022, there is $5,733 thousand due to
H-D
and presented as Accounts payable to related party on the Consolidated balance sheets. Of the amount outstanding to
H-D,
$1,942 thousand is associated with inventory purchased under the Contract Manufacturing Agreement and $3,791 thousand is associated with services under the various Separation Agreements with
H-D.
Financing from Business Combination
The Business Combination resulted in net proceeds of approximately $293.7 million from related parties as described in Note 4, Business Combination. The Business Combination further resulted in adjustments for assets and liabilities, and the related currency translation adjustments, which will remain with
H-D
in accordance with the separation agreement. As of the year ended December 31,2022 the adjustments resulted in a net increase of $5,183 thousand to Additional paid-in
capital. For additional information around the Business Combination, refer to FN 4 Business Combination.
Other transactions
Sales of electric motorcycles and related products to independent dealers are primarily financed through HDFS, a wholly owned subsidiary of
H-D;
therefore, the Company’s accounts receivable related to these sales are recorded in Accounts receivable from related party on the Consolidated balance sheets
.
Amounts financed through HDFS, not yet remitted to the Company by HDFS are generally settled within 30 days. As of December 31, 2022, there is $388 thousand due from HDFS, which is presented as Accounts receivable from related party on the Consolidated balance sheets.
During the period subsequent to the Business Combination, the Company recorded $141 thousand in related party sales between the Company and
H-D
with $100 thousand in cost of sales. All sales were for the STACYC segment who sells balance bikes to
H-D
dealers. As of December 31, 2022, there is $137 thousand due from
H-D,
which is presented as Accounts receivable from related party on the Consolidated balance sheets.
On September 26, 2022, the Company entered into a lease agreement with
H-D
to sublease a Product Development Center. This was classified as an operating lease and resulted in balances of $398 thousand, $140 thousand, and $258 thousand for right of use asset, short term lease liability, and long term lease liability, respectively, in the Consolidated balance sheets as of December 31, 2022. In addition, the Company incurred $45 thousand in rent expense for period subsequent to the Business Combination, which is included within Selling, administrative and engineering expense on the Consolidated statements of operations and comprehensive loss.
Prior to the Separation, the Company did not operate as a standalone business and the Consolidated financial statements were derived from the Consolidated financial statements and accounting records of
H-D.
The following disclosure summarizes activity between the Company and
H-D
prior to the Business Combination.
Allocation of Expenses and Related Party Activity Prior to the Separation
Prior to the Business Combination, certain costs have been allocated to the Company and are reflected as expenses in the Consolidated statements of operations and comprehensive loss. The Company considers the allocation methodologies used to be reasonable, such that the allocations appropriately reflect
H-D’s
historical expenses attributable to the Company for purposes of the Consolidated financial statements. However, the expenses reflected in the Consolidated financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if the Company had historically operated as a stand-alone independent entity.
Manufacturing cost of sales
The Company’s electric motorcycles are produced in manufacturing facilities shared with
H-D.
Certain costs of goods sold for shared facilities and shared manufacturing of $3,402 thousand, $4,442 thousand and $4,536 thousand for the period prior to the Business Combination, and the twelve months ended December 31, 2021 and 2020, respectively, were specifically identified or allocated, mainly based on standard cost of production.
Operating expense allocation
H-D
provided technology support, marketing, engineering, shared assets, finance, and other corporate and administrative services such as treasury, human resources, and legal, to the Company. These expenses of $2,702 thousand, $2,166 thousand and $6,454 thousand for the period prior to the Business Combination, and the twelve months ended December 31, 2021 and 2020, respectively, have been allocated to the Company and are included in Selling, administrative and engineering expense in the Consolidated statements of operations and comprehensive loss, where direct assignment of costs incurred by
H-D
was not possible or practical. These costs were allocated using related drivers associated with the nature of the business, such as gross revenue and wholesale motorcycle shipments. As a result, the allocations of these costs will fluctuate based on changes in these drivers. Other cost allocation metrics, such as headcount and square footage, were not deemed appropriate given the Company’s reliance on facilities and personnel that are shared with
H-D.
Cash management and financing
Prior to the Business Combination, the Company’s treasury function was maintained by
H-D.
Accordingly, no cash, cash equivalents, or marketable securities have been attributed to the Consolidated financial statements, except for certain cash accounts. Certain cash accounts and the notes payable to related party are retained by the Company because they were legally held by the Company.
H-D
utilized a centralized approach to cash management and the financing of its operations. Under this centralized cash management approach,
H-D
provided funds to the Company.

Cash transfers from
H-D
related to services and funding for operations provided by
H-D
were $59,051 thousand, $85,493 thousand and $56,176 thousand for the nine months ended September 25, 2022 and years ended December 31, 2021 and 2020, respectively. Net contributions from
H-D
are included within Net Parent company investment in the Consolidated statements of shareholders’ equity.

	For the 9 months ended	For the 12 months ended	For the 12 months ended
Net contribution from H-D reconciliation to transfers from H-D	September 25, 2022	December 31, 2021	December 31, 2020
Net contribution from H-D	$79,922	$86,279	$57,562
Settlement of notes payable to related party and accrued interest	(21,610)	—	—
Transfer of assets to H-D	568	—	—
Net change in unbenefited losses remaining with H-D	—	—	(1,198)
Stock compensation expense	171	(786)	(188)

Transfers from H-D per cash flow statement	$59,051	$85,493	$56,176

Notes payable to related party on the Consolidated balance sheets related to three lines of credit agreements with
H-D,
two of which were entered into on December 23, 2020 and the third was entered into on July 6, 2021. There were no financial covenants associated with these lines of credit. Each of these agreements allowed for earlier payment on demand of
H-D
in the event of default. All three lines of credit were repaid prior to the Business Combination.
The Company’s first line of credit agreement had a maximum borrowing limit of $5,000 thousand with an interest rate of 6.6%. This line of credit was amended and restated on December 22, 2021. The Company had no outstanding amounts under this line of credit at December 31, 2021.
The Company’s second line of credit agreement had a maximum borrowing limit of $10,000 thousand with an interest rate of 6.6%. This line of credit agreement limited the use of proceeds to the payment of contingent consideration related to the Company’s purchase agreement for the acquisition of STACYC on March 4, 2019. The Company had $5,333 thousand outstanding under this line of credit at December 31, 2021.
The Company’s third line of credit agreement had a maximum borrowing limit of $60,000 thousand with an interest rate of 6.6%. This line of credit was amended and restated on December 22, 2021. The Company had $100 thousand outstanding under this line of credit at December 31, 2021.
The Notes payable to related party presented on the Consolidated balance sheets included the following accrued interest amounts (in thousands):

	For the 12 months ended December 31, 2022	For the 12 months ended December 31, 2021
Current portion of notes payable to related party	$—	$3
Long-term portion of notes payable to related party	—	366

	$—	$369

Interest paid on the notes payable to related party was $0 thousand, $59 thousand and $51 thousand for the for the nine months ended September 25, 2022, and the twelve months ended December 31, 2021 and 2020, respectively. All related party notes payable were not in default as of December 31, 2022, December 31, 2021 and December 31, 2020.
During the twelve months ended December 31, 2022, the Company borrowed $15,333 thousand under the lines of credit agreements prior to their final settlement on June 24, 2022. Pursuant to the Separation Agreement,
H-D
elected to settle all notes payable to related party outstanding as of June 24, 2022, including accrued interest, through capital contribution and without any cash being exchanged between the Company and
H-D.
The settlement included the principal amount and accrued interest of $20,766 thousand and $844 thousand, respectively. The capital contribution to settle the notes payable and accrued interest increased the Net Parent company investment on the Consolidated balance sheets.